Operations - Operational impacts (Details Textuals) - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 01, 2024	May 21, 2023
Disclosure of operating segments [line items]
Total minimum acquisition value	R$ 21,193
Companhia Ultragaz S A [member] | WTZ Participações S.A. [Member]
Disclosure of operating segments [line items]
Percentage of equity interest acquired				52.00%
Ultrapar Empreendimentos Ltda. | Serra Diesel Transportador Revendedor Retalhista Ltda. [member]
Disclosure of operating segments [line items]
Percentage of equity interest acquired					60.00%
Neodiesel Ltda. [member] | Petrovila Combustíveis S.A. (“Petrovila”) [member]
Disclosure of operating segments [line items]
Percentage of equity interest acquired		60.00%
Ultra Logistica [Member] | Hidrovias do Brasil S.A. [member]
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary (as a percent)		58.72%	41.94%